CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ₨ in Millions, $ in Millions		INR (₨)		USD ($)	Share capital[member] INR (₨)		Share capital[member] USD ($)	Share premium [member] INR (₨)		Share premium [member] USD ($)	Treasury shares [member] INR (₨)		Treasury shares [member] USD ($)	Share based payments reserve [member] INR (₨)		Share based payments reserve [member] USD ($)	Fair value reserve [Member] INR (₨)		Fair value reserve [Member] USD ($)	[2]	Foreign currency translation reserve [member] INR (₨)		Foreign currency translation reserve [member] USD ($)	Hedging reserve [member] INR (₨)		Hedging reserve [member] USD ($)	Capital redemption reserve [member] INR (₨)		Capital redemption reserve [member] USD ($)	Special Economic Zone Reinvestment Reserve [Member] INR (₨)	[3]	Special Economic Zone Reinvestment Reserve [Member] USD ($)	[3]	Debenture Redemption Reserve [Member] INR (₨) [4]	Actuarial gains/ (losses) [member] INR (₨)		Actuarial gains/ (losses) [member] USD ($)	Retained earnings [member] INR (₨)		Retained earnings [member] USD ($)	Other Reserves INR (₨)		Other Reserves USD ($)	[8]	Total INR (₨)		Total USD ($)	Non-controlling interests [member] INR (₨)		Non-controlling interests [member] USD ($)
Beginning Balance at Mar. 31, 2022		₨ 190,527			₨ 832	[1]		₨ 9,280	[1]		₨ (1,601)			₨ 1,628			₨ (1,701)	[2]			₨ 4,835			₨ 835			₨ 173			₨ 755				₨ 304	₨ (525)			₨ 175,712
Total comprehensive income
Profit for the year		45,067			0	[1]		0	[1]		0			0			0	[2]			0			0			0			0				0	0			45,067
Net change in fair value of equity and debt instruments		(724)			0	[1]		0	[1]		0			0			(724)	[2]			0			0			0			0				0	0			0
Foreign currency translation adjustments, net of tax expense		898			0	[1]		0	[1]		0			0			0	[2]			898			0			0			0				0	0			0
Effective portion of changes in fair value of cash flow hedges, net of tax expense/(benefit)		(551)			0	[1]		0	[1]		0			0			0	[2]			0			(551)			0			0				0	0			0
Actuarial gain/(loss) on post - employment benefit obligations, net of tax benefit		(12)			0	[1]		0	[1]		0			0			0	[2]			0			0			0			0				0	(12)			0
Total comprehensive income for the year		44,678			0	[1]		0	[1]		0			0			(724)	[2]			898			(551)			0			0				0	(12)			45,067
Transactions with owners of the Company
Issue of equity shares on exercise of options		157			1	[1]		361	[1]		168			(373)			0	[2]			0			0			0			0				0	0			0
Share-based payment expense		397			0	[1]		0	[1]		0			397			0	[2]			0			0			0			0				0	0			0
Sale of treasury shares		211			0	[1]		47	[1]		164			0			0	[2]			0			0			0			0				0	0			0
Dividend paid	[5]	(4,979)			0	[1]		0	[1]		0			0			0	[2]			0			0			0			0				0	0			(4,979)
Total transactions		(4,214)			1	[1]		408	[1]		332			24			0	[2]			0			0			0			0				0	0			(4,979)
Transfer to special economic zone re-investment reserve		0			0	[1]		0	[1]		0			0			0	[2]			0			0			0			752				0	0			(752)
Transfer from special economic zone re-investment reserve on utilization		0			0	[1]		0	[1]		0			0			0	[2]			0			0			0			(621)				0	0			621
Transfer to debenture redemption reserve		0			0	[1]		0	[1]		0			0			0	[2]			0			0			0			0				76	0			(76)
Total transfers (D)		0			0	[1]		0	[1]		0			0			0	[2]			0			0			0			131				76	0			(207)
Ending Balance at Mar. 31, 2023		230,991			833	[1]		9,688	[1]		(1,269)			1,652			(2,425)	[2]			5,733			284			173			886				380	(537)			215,593
Total comprehensive income
Profit for the year		55,684			0	[1]		0	[1]		0			0			0	[2]			0			0			0			0				0	0			55,684
Net change in fair value of equity and debt instruments		(12)			0	[1]		0	[1]		0			0			(27)	[2]			0			0			0			0				0	0			15	[6]
Foreign currency translation adjustments, net of tax expense		(318)			0	[1]		0	[1]		0			0			0	[2]			(318)			0			0			0				0	0			0
Effective portion of changes in fair value of cash flow hedges, net of tax expense/(benefit)		(353)			0	[1]		0	[1]		0			0			0	[2]			0			(353)			0			0				0	0			0
Actuarial gain/(loss) on post - employment benefit obligations, net of tax benefit		(6)			0	[1]		0	[1]		0			0			0	[2]			0			0			0			0				0	(6)			0
Total comprehensive income for the year		54,995			0	[1]		0	[1]		0			0			(27)	[2]			(318)			(353)			0			0				0	(6)			55,699
Transactions with owners of the Company
Issue of equity shares on exercise of options		805			1	[1]		1,077	[1]		278			(551)			0	[2]			0			0			0			0				0	0			0
Share-based payment expense		407			0	[1]		0	[1]		0			407			0	[2]			0			0			0			0				0	0			0
Dividend paid	[5]	(6,648)			0	[1]		0	[1]		0			0			0	[2]			0			0			0			0				0	0			(6,648)
Total transactions		(5,436)			1	[1]		1,077	[1]		278			(144)			0	[2]			0			0			0			0				0	0			(6,648)
Transfer from special economic zone re-investment reserve on utilization		0			0	[1]		0	[1]		0			0			0	[2]			0			0			0			(233)				0	0			233
Transfer to debenture redemption reserve		0			0	[1]		0	[1]		0			0			0	[2]			0			0			0			0				(380)	0			380
Total transfers (D)		0			0	[1]		0	[1]		0			0			0	[2]			0			0			0			(233)				(380)	0			613
Ending Balance at Mar. 31, 2024		280,550			834	[1]		10,765	[1]		(991)	[1]		1,508			(2,452)	[2]			5,415			(69)			173			653				₨ 0	(543)	[7]		265,257			₨ 0				₨ 280,550			₨ 0
Total comprehensive income
Profit for the year		57,245		$ 671	0	[1]		0	[1]		0	[1]		0			0	[2]			0			0			0			0					0	[7]		56,544			0	[8]			56,544			701
Net change in fair value of equity and debt instruments		(199)			0	[1]		0	[1]		0	[1]		0			(199)	[2]			0			0			0			0					0	[7]		0			0	[8]			(199)			0
Foreign currency translation adjustments, net of tax expense		1,353			0	[1]		0	[1]		0	[1]		0			0	[2]			1,353			0			0			0					0	[7]		0			0	[8]			1,353			0
Reclassification adjustment upon divestment, net of tax expense	[9]	(1,513)			0			0			0			0			0				(1,513)			0			0			0					0			0			0	[8]			(1,513)			0
Effective portion of changes in fair value of cash flow hedges, net of tax expense/(benefit)		2,374			0	[1]		0	[1]		0	[1]		0			0	[2]			0			2,374			0			0					0	[7]		0			0	[8]			2,374			0
Actuarial gain/(loss) on post - employment benefit obligations, net of tax benefit		(70)			0			0			0			0			0	[2]			0			0			0			0					(70)			0			0	[8]			(70)			0
Total comprehensive income for the year		59,190		694	0	[1]		0	[1]		0	[1]		0			(199)	[2]			(160)			2,374			0			0					(70)	[7]		56,544			0	[8]			58,489			701
Transactions with owners of the Company
Acquisition of interest by NCI in subsidiary	[10]	7,056			0			0			0			0			0	[2]			0			0			0			0					0			0			3,979	[8]			3,979			3,077
Issue of equity shares on exercise of options		194			0	[1]		368	[1]		116	[1]		(290)			0	[2]			0			0			0			0					0	[7]		0			0	[8]			194			0
Purchase of treasury shares		(1,389)			0			0			(1,389)																																		(1,389)
Share-based payment expense		424			0	[1]		0	[1]		0	[1]		424			0	[2]			0			0			0			0					0	[7]		0			0	[8]			424			0
Dividend paid		(6,662)	[5]		0	[5]		0	[5]		0	[5]		0	[5]		0	[2],[5]			0	[5]		0	[5]		0	[5]		0					0	[5]		(6,662)	[5]		0	[5],[8]			(6,662)	[5]		0	[5]
Total transactions		(377)			0			368	[1]		(1,273)	[1]		134			0	[2]			0			0			0			0					0	[7]		(6,662)			3,979	[8]			(3,454)			3,077
Adjustment of cash flow hedge gain to purchase consideration		(2,197)	[11]		0	[11]		0	[11]		0	[11]		0	[11]		0	[2],[11]			0	[11]		(2,197)	[11]		0	[11]		0	[11]				0	[11]		0	[11]		0	[8],[11]			(2,197)			0	[11]
Transfer from special economic zone re-investment reserve on utilization		0			0	[1]		0	[1]		0	[1]		0			0	[2]			0			0			0			(653)					0	[7]		653			0	[8]			0			0
Total transfers (D)		(2,197)			0			0			0			0			0	[2]			0			(2,197)			0			(653)					0			653			0	[8]			(2,197)			0
Ending Balance at Mar. 31, 2025		₨ 337,166		3,947	₨ 834	[1]		₨ 11,133	[1]		₨ (2,264)	[1]		₨ 1,642			₨ (2,651)	[2]			₨ 5,255			₨ 108			₨ 173			₨ 0					₨ (613)	[7]		₨ 315,793			₨ 3,979	[8]			₨ 333,388			₨ 3,778
Transactions with owners of the Company
Convenience translation into U.S.$ (See note 2(d)) | $				$ 3,947			$ 10			$ 130			$ (27)			$ 19			$ (31)				$ 62			$ 1			$ 2			$ 0					$ (7)			$ 3,697			$ 47				$ 3,903			$ 44

[1]	Refer to Note 33 (“Merger of Dr. Reddy’s Holdings Limited into Dr. Reddy’s Laboratories Limited”) of these consolidated financial statements.
[2]	Represents mark to market gain or loss on financial assets classified as fair value through other comprehensive income (“FVTOCI”). Depending on the category and type of the financial asset, the mark to market gain or loss is either reclassified to the income statement or to retained earnings upon disposal of the investment.
[3]	The Company has created a Special Economic Zone (“SEZ”) Reinvestment Reserve out of profits of its eligible SEZ Units in accordance with the terms of Section 10AA(1) of the Indian Income Tax Act, 1961. This reserve was utilized by the Company for acquiring plant and machinery in accordance with Section 10AA(2) of such Act.
[4]	The Company had created a Debenture Redemption Reserve out of profits of its subsidiary Aurigene Pharmaceutical Services Limited that issued debentures in accordance with the terms of Sections 18(7)(iv) and 18(7)(v) AA(1) of the Companies (Share Capital and Debentures) Rules, 2014. During the year ended March 31, 2024, upon redemption of debentures the Company has transferred the balance from the Debenture Redemption Reserve to Retained earnings.
[5]	Excluding dividend paid on treasury shares
[6]	Represents gain on disposal of equity instrument classified as FVTOCI instrument, which was subsequently classified to retained earnings.
[7]	The Company has created a Debenture Redemption Reserve out of profits of its subsidiary Aurigene Pharmaceutical Services Limited that issued debentures in accordance with the terms of Section 18(7)(iv) & 18(7)(v) AA(1) of the of Companies (Share Capital and Debentures) Rules, 2014. This reserve is to be utilized by the Company for redemption of debentures. During the year ended March 31, 2024, upon redemption of debentures the Company has transferred the balance from the Debenture Redemption Reserve to Retained earnings.
[8]	Following the acquisition of a non-controlling interest (“NCI”) in the Nutraceuticals subsidiary by Nestle India, the difference between cash consideration received from such NCI and the proportionate share of net assets is recognized in “Other reserves” within equity.
[9]	Includes reclassification of cumulative amount of foreign exchange gain from Foreign currency translation reserve to the income statement upon divestment or liquidation of foreign operations during the year ended March 31, 2025. Refer to Note 23 of these consolidated financial statements for details.
[10]	Refer to Note 36.A of these consolidated financial statements for details regarding non-controlling interests.
[11]	Refer to Note 36.B of these consolidated financial statements for details regarding cash flow hedge gain.